INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Taxes on income	$ 4,919	$ 2,225